Consolidated Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
REVENUES	$ 7,783,340	$ 0
COST OF GOODS SOLD	6,685,210	0
GROSS PROFIT	1,098,130	0
OPERATING EXPENSES:
Selling, general and administrative	3,918,967	149,259
Salaries, wages and payroll taxes	2,653,683	187
Professional fees	2,930,245	50,415
Depreciation and amortization	258,306	51,028
Debt transaction expenses	184,950	7,850
TOTAL OPERATING EXPENSES	9,946,150	258,739
OPERATING LOSS	(8,848,020)	(258,739)
OTHER INCOME (EXPENSE):
Interest expense	(130,359)	(135,064)
Gain (Loss) on change in fair market value of derivative liabilities	687,124	54,623
Gain on forgiveness of debt	3,488,860	67,227
TOTAL OTHER INCOME (EXPENSE)	4,021,700	(17,103)
NET LOSS	(4,826,320)	(275,842)
Net loss attributable to non-controlling interests in variable interest entity and subsidiary	133,702	0
Net loss attributable to Company stockholders	$ (4,692,618)	$ (275,842)